Summary of material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of material accounting policies
Schedule of exchange rates used for translation of financial statements

	For the Year Ended
	December 31,
	2025	2024	2023
CHF/USD
Closing rate, USD 1	0.800	0.912	0.851
Weighted average exchange rate, USD 1	0.840	0.889	0.908

Estimated Lease Term by Right-of-use Asset Categories

Buildings	5	years
Office equipment	5	years
IT equipment	5	years

Estimated useful life

IT equipment	3	years
Laboratory equipment	5	years
Leasehold improvements/furniture	5	years